JPMorgan BetaBuilders Canada ETF
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%
Aerospace & Defense — 0.9%
Bombardier, Inc., Class B *	294,079	50,237,371
CAE, Inc. *	1,098,370	35,202,047
		85,439,418
Automobile Components — 0.5%
Magna International, Inc.	910,032	46,522,475
Banks — 25.6%
Bank of Montreal (a)	2,491,848	339,230,980
Bank of Nova Scotia (The)	4,298,293	321,350,000
Canadian Imperial Bank of Commerce	3,223,882	297,942,431
National Bank of Canada	1,349,944	160,855,149
Royal Bank of Canada	4,866,975	810,370,192
Toronto-Dominion Bank (The)	5,944,249	555,550,345
		2,485,299,097
Broadline Retail — 1.6%
Canadian Tire Corp. Ltd., Class A (a)	177,423	21,827,857
Dollarama, Inc.	960,065	129,381,212
		151,209,069
Capital Markets — 4.2%
Brookfield Asset Management Ltd., Class A	1,324,546	65,806,585
Brookfield Corp.	6,478,351	295,311,752
IGM Financial, Inc.	278,593	13,474,927
TMX Group Ltd.	947,384	34,975,944
		409,569,208
Chemicals — 1.2%
Nutrien Ltd.	1,686,001	116,081,661
Commercial Services & Supplies — 2.7%
GFL Environmental, Inc.	933,232	40,087,203
RB Global, Inc.	615,862	69,906,092
Waste Connections, Inc.	888,243	148,600,415
		258,593,710
Construction & Engineering — 1.3%
Stantec, Inc.	378,687	37,528,017
WSP Global, Inc.	448,461	86,695,104
		124,223,121
Consumer Staples Distribution & Retail — 3.1%
Alimentation Couche-Tard, Inc.	2,453,620	127,649,866
George Weston Ltd.	549,986	38,359,469
Loblaw Cos. Ltd.	1,940,268	87,306,004
Metro, Inc.	757,463	50,282,437
		303,597,776
Containers & Packaging — 0.3%
CCL Industries, Inc., Class B	504,110	30,380,249

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Diversified Telecommunication Services — 0.7%
BCE, Inc. (a)	1,059,343	27,385,065
Quebecor, Inc., Class B	531,381	19,383,611
TELUS Corp.	1,748,369	24,396,145
		71,164,821
Electric Utilities — 1.9%
Emera, Inc. (a)	1,027,500	50,927,900
Fortis, Inc. (a)	1,731,010	92,293,413
Hydro One Ltd. (b)	1,091,612	43,154,610
		186,375,923
Electronic Equipment, Instruments & Components — 1.1%
Celestica, Inc. *	394,846	110,953,567
Food Products — 0.3%
Saputo, Inc.	878,125	26,492,399
Gas Utilities — 0.3%
AltaGas Ltd.	1,020,109	30,768,462
Ground Transportation — 4.5%
Canadian National Railway Co.	1,879,806	180,836,329
Canadian Pacific Kansas City Ltd.	3,108,770	231,094,407
TFI International, Inc.	262,611	28,221,546
		440,152,282
Hotels, Restaurants & Leisure — 0.7%
Restaurant Brands International, Inc.	1,043,611	69,921,515
Insurance — 7.7%
Fairfax Financial Holdings Ltd.	68,908	113,718,822
Great-West Lifeco, Inc.	944,875	44,230,406
iA Financial Corp., Inc.	321,700	39,528,239
Intact Financial Corp.	614,760	111,926,818
Manulife Financial Corp.	5,809,051	221,287,024
Power Corp. of Canada (a)	1,863,120	93,959,865
Sun Life Financial, Inc.	1,943,460	122,460,888
		747,112,062
IT Services — 6.3%
CGI, Inc.	690,964	59,218,962
Shopify, Inc., Class A *	4,176,969	548,084,347
		607,303,309
Metals & Mining — 14.8%
Agnico Eagle Mines Ltd.	1,731,446	329,135,595
Barrick Mining Corp.	5,917,438	270,481,652
First Quantum Minerals Ltd. *	2,344,376	66,268,889
Franco-Nevada Corp.	629,865	147,441,097
Ivanhoe Mines Ltd., Class A * (a)	2,606,313	32,960,533
Kinross Gold Corp.	4,224,086	133,021,560
Lundin Gold, Inc.	341,419	25,595,455
Lundin Mining Corp.	2,377,786	59,983,806

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — continued
Pan American Silver Corp.	1,454,941	79,272,994
Teck Resources Ltd., Class B	1,597,608	85,743,908
Wheaton Precious Metals Corp.	1,563,279	205,953,527
		1,435,859,016
Oil, Gas & Consumable Fuels — 16.4%
ARC Resources Ltd.	2,024,481	37,571,061
Cameco Corp.	1,438,856	177,958,902
Canadian Natural Resources Ltd.	7,057,760	262,427,488
Cenovus Energy, Inc.	4,917,465	97,038,361
Enbridge, Inc. (a)	7,516,129	366,905,662
Imperial Oil Ltd.	560,678	56,646,328
Keyera Corp. (a)	790,030	26,753,045
Pembina Pipeline Corp. (a)	1,997,773	83,012,519
Suncor Energy, Inc.	4,145,565	219,113,805
TC Energy Corp.	3,575,106	209,625,427
Tourmaline Oil Corp.	1,265,581	59,893,541
		1,596,946,139
Professional Services — 0.5%
Thomson Reuters Corp. (a)	473,059	52,268,738
Real Estate Management & Development — 0.2%
FirstService Corp.	144,769	22,429,015
Software — 1.6%
Constellation Software, Inc.	71,653	132,237,449
Open Text Corp. (a)	909,244	23,224,402
		155,461,851
Textiles, Apparel & Luxury Goods — 0.4%
Gildan Activewear, Inc. (a)	635,169	41,268,609
Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc., Class B (a)	1,314,078	49,604,237
Total Common Stocks (Cost $6,244,404,166)		9,654,997,729
	NO. OF WARRANTS	VALUE ($)
Warrants — 0.0% ^
Software — 0.0% ^
Constellation Software, Inc., 3/31/2040 ‡ * (Cost $-)	65,101	—
	SHARES	VALUE($)
Short-Term Investments — 4.8%
Investment of Cash Collateral from Securities Loaned — 4.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (c) (d)(Cost $472,924,874)	472,924,874	472,924,874

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Total Investments — 104.1% (Cost $6,717,329,040)		10,127,922,603
Liabilities in Excess of Other Assets — (4.1)%		(403,282,636)
NET ASSETS — 100.0%		9,724,639,967

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2026. The total value of securities on loan at January 31, 2026 is $438,835,020.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2026.
Futures contracts outstanding as of January 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P / TSX 60 Index	238	03/19/2026	CAD	64,804,377	(378,495)

Abbreviations
CAD	Canadian Dollar
TSX	Toronto Stock Exchange

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$9,654,997,729	$—	$—	$9,654,997,729
Warrants	—	—	— (a)	— (a)
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	472,924,874	—	—	472,924,874
Total Investments in Securities	$10,127,922,603	$—	$— (a)	$10,127,922,603
Depreciation in Other Financial Instruments
Futures Contracts	$(378,495)	$—	$—	$(378,495)

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (a) (b)	$380,456,486	$3,043,852,678	$2,951,384,290	$—	$—	$472,924,874	472,924,874	$4,426,212	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.